Long Term Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments Schedule [Abstract]
Summary of Equity and Cost Method Investments

	As of December 31,
	2013	2014
Equity method investment
Shanghai Touch Future Network Technology Co., Ltd	$—	$483
Cost method investments
Shanghai Shuanglang Technology Co., Ltd	—	326
Smartisan Technology Co., Ltd.	951	951

	$951	$1,760